Benefit Plans (Schedule of Amounts in Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Benefit Plans [Abstract]
Net actuarial loss	$ (1,508)	$ (617)